Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES

Capital Commitments

During the financial year ended on December 31, 2018, the Group did not assume any significant capital commitment.

Contingencies and Provisions

Provisions for other contingencies to cover labor, legal, tax and other eventual effectiveness miscellaneous risks commitments have been estimated based on the available information and in accordance with the provisions of IFRS.

As of December 31, 2018 and 2017 and January 1, 2017, there were no contingent events entailing remote likelihood and which equity effects have not been recorded.